CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Class A shares	Ordinary shares Common Class A CNY (¥) shares	Ordinary shares Common Class B CNY (¥) shares	Treasury Stock CNY (¥)	Additional Paid-in Capital CNY (¥)	Statutory reserves CNY (¥)	Retained Earnings CNY (¥)	Accumulated other comprehensive income/ (loss) CNY (¥)	Noncontrolling Interest CNY (¥)
Balance at Dec. 31, 2014	¥ 3,369,733			¥ 137	¥ 100	¥ 0	¥ 2,829,220	¥ 2,826	¥ 551,765	¥ (15,905)	¥ 1,590
Balance (in shares) at Dec. 31, 2014 | shares				86,400,288	58,804,840
Net income/(loss)	134,841			¥ 0	¥ 0	0	0	0	122,916	0	11,925
Share-based compensation	46,361			0	0	0	46,361	0	0	0	0
Exercises of share options	9,779			¥ 2	¥ 0	0	9,777	0	0	0	0
Exercises of share options (in shares) | shares				1,439,468	0
Repurchase of shares	(890)			¥ 0	¥ 0	(890)	0	0	0	0	0
Repurchase of shares (in shares) | shares			(10,000)	(10,000)	0
Net change in unrealized gain on investment security	(46,480)			¥ 0	¥ 0	0	0	0	0	(46,480)	0
Reclassification of unrealized loss into the statement of income	0
Appropriations to statutory reserves	0			0	0	0	0	14,734	(14,734)	0	0
Foreign currency translation adjustments, net of nil tax	130,668			0	0	0	0	0	0	130,561	107
Balance at Dec. 31, 2015	3,644,012			¥ 139	¥ 100	(890)	2,885,358	17,560	659,947	68,176	13,622
Balance (in shares) at Dec. 31, 2015 | shares				87,829,756	58,804,840
Net income/(loss)	150,182			¥ 0	¥ 0	0	0	0	142,224	0	7,958
Share-based compensation	34,673			0	0	0	34,673	0	0	0	0
Exercises of share options	2,403			¥ 5	¥ 0	0	2,398	0	0	0	0
Exercises of share options (in shares) | shares				3,071,690	0
Net change in unrealized gain on investment security	(68,309)			¥ 0	¥ 0	0	0	0	0	(68,309)	0
Reclassification of unrealized loss into the statement of income	114,789									114,789
Appropriations to statutory reserves	0			0	0	0	0	20,246	(20,246)	0	0
Disposal of a majority owned subsidiary	(22,222)			0	0	0	0	0	0	0	(22,222)
Cancellation of treasury shares	0			0	0	890	(890)	0	0	0	0
Foreign currency translation adjustments, net of nil tax	31,604			0	0	0	0	0	0	30,962	642
Balance at Dec. 31, 2016	3,887,132			¥ 144	¥ 100	0	2,921,539	37,806	781,925	145,618	0
Balance (in shares) at Dec. 31, 2016 | shares				90,901,446	58,804,840
Net income/(loss)	(36,978)	$ (5,684)		¥ 0	¥ 0	0	0	0	(36,978)	0	0
Conversion of Class B ordinary shares to Class A ordinary shares	0			¥ 3	¥ (3)	0	0	0	0	0	0
Conversion of Class B ordinary shares to Class A ordinary shares (in shares) | shares				1,912,642	(1,912,642)
Share-based compensation	19,390			¥ 0	¥ 0	0	19,390	0	0	0	0
Exercises of share options	1,362			¥ 0	¥ 0	0	1,362	0	0	0	0
Exercises of share options (in shares) | shares				178,395	0
Net change in unrealized gain on investment security	14,411	2,215		¥ 0	¥ 0	0	0	0	0	14,411	0
Reclassification of unrealized loss into the statement of income	0	0
Appropriations to statutory reserves	0			0	0	0	0	4,767	(4,767)	0	0
Acquisition of redeemable noncontrolling interests	10,718			0	0	0	10,718	0	0	0	0
Foreign currency translation adjustments, net of nil tax	(20,808)	(3,198)		0	0	0	0	0	0	(20,808)	0
Balance at Dec. 31, 2017	¥ 3,875,227	$ 595,611		¥ 147	¥ 97	¥ 0	¥ 2,953,009	¥ 42,573	¥ 740,180	¥ 139,221	¥ 0
Balance (in shares) at Dec. 31, 2017 | shares				92,992,483	56,892,198